LEASE (Details Narrative) - USD ($)			1 Months Ended
	Sep. 08, 2021	Aug. 02, 2021	May 26, 2021	Jun. 24, 2019	Aug. 01, 2021	Jun. 02, 2021
FEDERAL INCOME TAX
Monthly lease payment	$ 300	$ 7,000		$ 5,000
Lease commencement date			Aug. 01, 2021
Lease termination date			Oct. 31, 2025
Monthly lease rent payment			$ 1,727
Deposit						$ 52,362
Security deposit						$ 17,454
Lease liability values	$ 17,000			$ 275,400	$ 316,000
Borrowing rate	5.75	5.75		5